SUMMARY OF LOANS PAYABLE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Loans payable – current portion	$ 2,467,656	$ 334,391
Loans payable – non-current portion	254,455	428,025	[1]
Total	$ 2,722,111	$ 762,416

[1]	Restatement details in Note 2